EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
EQUITY [Abstract]
Schedule of Common Stock Sold Through Private Placement

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds

2010	4,506,000	$0.19	$844,500	$(249,600)	$594,900
2011
Q1 2011	3,257,207	$0.25	821,000	(223,651)	597,349
Q2 2011	3,530,830	$0.26	916,250	(179,974)	736,276
Q3 2011	1,251,244	$0.27	332,250	(56,144)	276,106
Q4 2011	-	$-	-	-	-
	8,039,281	$0.26	$2,069,500	$(459,769)	$1,609,731
	12,545,281	$0.23	$2,914,000	$(709,369)	$2,204,631

Schedule of Common Stock Sold under Securities Purchase Agreement

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds

2011
Q4 2011	6,178,572	$0.28	$1,730,000	$(164,774)	$1,565,226

Schedule of Warrants Issued Through Private Stock Sale

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2011

Q1 2011	3,257,207	$305,100	$.44	$134,244

Q2 2011	3,530,830	-	.36	-

Q3 2011	1,251,244	-	.38	-

Q4 2011	-	-	.35	-

8,039,281	$305,100	$.30	$134,244

Schedule of Outstanding Warrant Activity
	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2011
Outstanding at January 1, 2011	1,431,110	$0.01	3.25	$355,200
Issued	2,343,230	0.01	4.2	109,836
Exercised	(1,236,210)	0.01
Forfeited	-	-
Outstanding at December 31, 2011	2,538,130	$0.01	4.2	$20,000
Exercisable at December 31, 2011	2,538,130	$0.01	4.2	$20,000

6 Months Ended June 30, 2012
Outstanding at January 1, 2012	2,538,130	$0.01	4.2	$20,000
Issued	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at June 30, 2012	2,538,130	$0.01	3.75	$-
Exercisable at June 30, 2012	2,538,130	$0.01	3.75	$-

Schedule of Assumptions Used in Valution of Warrants

	2012	2011
Expected term	n/a	5.0 yrs
Risk free interest rate		.9%
Stock price volatility		25.0%
Dividend yield

Schedule of Outstanding Stock Option Activity
	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2011
Outstanding at January 1, 2011	2,000,000	$0.01	3.5	$720,000
Issued	-	-
Exercised	(1,266,667)	$0.01
Forfeited	-	-
Outstanding at December 31, 2011	733,333	$0.01	3.5	$264,000
Exercisable at December 31, 2011	200,000	$0.01	3.5	$72,000

6 Months Ended June 30, 2012
Outstanding at January 1, 2012	733,333	$0.01	3.5	$264,000
Issued	-	-
Exercised	(407,000)	$0.01
Forfeited	-	-
Outstanding at June 30, 2012	326,333	$0.01	2.6	$168,667
Exercisable at June 30, 2012	193,000	$0.01	2.6	$92,000